GENERAL (Details) $ / shares in Units, T in Thousands, dwt in Millions		1 Months Ended	12 Months Ended
	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) vessel tanker $ / shares shares	Dec. 31, 2017 USD ($) vessel tanker_size T $ / shares shares dwt	Dec. 31, 2016 USD ($) vessel tanker $ / shares shares	Dec. 31, 2015 USD ($) vessel $ / shares shares	Dec. 16, 2016 $ / shares shares	Nov. 30, 2015 USD ($) shares	Nov. 29, 2015	Dec. 31, 2014 shares
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			0	13,422,818	0
Proceeds from issuance of common stock | $			$ 0	$ 98,200,000	$ 0
Share capital, shares outstanding (in shares) | shares		169,809,324	169,809,324	169,809,324	781,937,649				635,205,000
Percentage ownership of common stock outstanding								13.00%
Reverse stock split, conversion ratio	0.2
Ordinary shares authorized, value | $					$ 1,000,000,000
Ordinary shares authorized (in shares) | shares		1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares		$ 1	$ 1	$ 1	$ 1.00
Share exchange ratio in reverse acquisition | shares							2.55
Number of sizes of oil tankers | tanker_size			2
Lower range of VLCC tanker size (in dry weight tonnage) | T			200
Upper range of VLCC tanker size ((in dry weight tonnage) | T			320
Lower range of Suezmax tanker size (in dry weight tonnage) | T			120
Upper range of Suezmax tanker size (in dry weight tonnage) | T			170
Lower range of LR2 tanker size (in dry weight tonnage) | T			111
Upper range of LR2 tanker size (in dry weight tonnage) | T			115
Number of vessels in fleet			61
Aggregate Vessel Capacity | dwt			11.6
Number of vessels owned			43
Number of vessels owned, VLCCs			10
Number of vessels owned, Suezmax tankers		6	16	6
Number of Vessels Owned, Product Tankers			17
Number of vessels under capital leases			9
Number of vessels recorded as investment in finance lease, VLCCs			1
Number of vessels under commercial management			7
Number of vessels under commercial management, Suezmax tankers			2
Number of Vessels Under Commercial Management, LR2			2
Number of vessels under commercial management, product/crude oil tankers			3
Number of newbuild vessels			5
Number of newbuild vessels, VLCCs			4
Number of newbuild vessels, LR2s			1
VLCC Vessels [Member]
Related Party Transaction [Line Items]
number of vessels with an equal cost/revenue split			1
Number of newbuild vessels		3	4	3	6
Hemen [Member]
Related Party Transaction [Line Items]
percentage ownership of stock issue, new shares						10.00%
Share capital, shares outstanding (in shares) | shares						82,145,703
Percentage ownership of common stock outstanding						48.40%
At-the-market Offering [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares		13,422,818		13,422,818
Sale of stock, share price (in dollars per share) | $ / shares						$ 7.45
Proceeds from issuance of common stock | $		$ 98,200,000
At-the-market Offering [Member] | Hemen [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares		1,342,281
Reverse stock split [Member]
Related Party Transaction [Line Items]
Share capital, shares outstanding (in shares) | shares					156,386,506
Ordinary shares authorized, value | $	$ 500,000,000	$ 500,000,000		$ 500,000,000
Ordinary shares authorized (in shares) | shares	500,000,000	500,000,000		500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00	$ 1.00		$ 1.00
Reverse acquisition [Member]
Related Party Transaction [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition | shares							1
Share exchange ratio in reverse acquisition | shares							2.55
Common stock, shares, issued as merger consideration | shares							583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split | shares							249,100,000
Treasury stock (in shares) | $							$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger | shares							13,460,000